MFS Research International Portfolio Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	8.18%
MSCI All Country World ex-U.S. Index (reflects no deduction for mutual fund fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	22.72%	5.80%	7.83%
Class B
Prospectus [Line Items]
Average Annual Return, Percent	22.41%	5.54%	7.57%
Class E
Prospectus [Line Items]
Average Annual Return, Percent	22.54%	5.64%	7.68%